A Portfolio of

                             Mutual Series Fund Inc.


                                     [LOGO]



       This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Qualified Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

       The shares of Mutual Qualified Fund are offered at the net asset value per share. There are no underwriting discounts or commissions and the Fund receives the full amount of the proceeds paid by the subscribers.



                                   MUTUAL
                                   QUALIFIED
                                   FUND


                                     [LOGO]




                                     ANNUAL
                                     REPORT


                                December 31, 1995

                                     [LOGO]

                              Mutual Qualified Fund
                               Yearly Performance
                                  Total Return*
                                  -------------

1980 ...........................................................      9.20%
1981 ...........................................................     22.35%
1982 ...........................................................     15.36%
1983 ...........................................................     34.54%
1984 ...........................................................     14.71%
1985 ...........................................................     25.16%
1986 ...........................................................     17.51%
1987 ...........................................................      7.72%
1988 ...........................................................     30.15%
1989 ...........................................................     14.44%
1990 ...........................................................     10.12%
1991 ...........................................................     21.13%
1992 ...........................................................     22.70%
1993 ...........................................................     22.71%
1994 ...........................................................      5.73%
1995 ...........................................................     26.60%


--------------------------------------------------------------------------------
             Comparison of Changes in Value of $10,000 Investment in
                             Mutual Qualified Fund
           The S&P 500 and The Lipper Growth and Income Funds Average
--------------------------------------------------------------------------------


  [The following table was presented as a line graph in the printed document]

-------------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
1 Year        5 Year         10 Year
26.60%        19.54%         15.26%
-------------------------------------

                                           Lipper Growth
         Mutual Qualified    S&P 500   & Income Funds Average
         ----------------    -------   ----------------------
'85             10000         10000          10000
'86             11751         11867          11636
'87             12658         12490          11858
'88             16475         14565          13752
'89             18854         19180          17013
'90             16946         18584          16279
'91             20526         24246          21026
'92             25186         26094          22896
'93             30905         28724          25561
'94             32676         29103          25320
'95             41368         40040          33288

--------------------------------------------------------------------------------

     Portfolio manager Michael F. Price has been responsible for the day-to-day management of the Fund for more than five years.

  * Total Return and Average Annual Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.

     The Fund's total return is a historical measure of past performance and is not intended to indicate future performance. Investment return and principal value will fluctuate; therefore the Fund's shares may become worth more or less than their original cost.

--------------------------------------------------------------------------------

                             MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078


                                                               February 20, 1996


TO THE SHAREHOLDERS OF
MUTUAL QUALIFIED FUND:

      Mutual Qualified's performance in 1995 was in absolute terms one of its best years since the Fund's inception in 1980. The Fund appreciated 26.6% over the year with cash balances averaging about 21% of assets. Given the extraordinary gains in broader market indices such as the S&P 500, our relative performance certainly lagged, but that is not unexpected in this kind of a market. Our mix of "cheap stocks" trading at substantial discounts to their net asset value, securities of companies involved in corporate mergers, acquisitions and spinoffs, as well as distressed/bankruptcy investments is less linked to the market movements generally than to the specifics of each particular investment. As we do not profess to predict market movements, we will not sacrifice capital preservation in the hope for highly speculative capital appreciation. The portfolio is designed for bad markets as well as good, and we will clearly sacrifice some upside potential in exchange for downside protection.

      One of the highlights for us in 1995 was the investment in Chase Manhattan Bank. Early in the year our senior banking analyst Ray Garea identified Chase as a substantially undervalued stock at $35 per share with component parts and "hidden assets" worth twice the stock price. At the same time several other financial institutions were demonstrating the viability of monetizing these kinds of assets through either sales or spinoffs in a tax efficient manner. With firm conviction in the values and of a way for Chase to achieve them, the Fund accumulated its largest dollar position ever in a single stock and expressed its views to management over the course of several months. Although Chase ultimately chose a somewhat different course than we originally expected in its effort to enhance shareholder values, i.e. through a merger with Chemical Bank, we have been fully supportive of this approach and very much like the prospects for the combined Chase-Chemical entity.

      Although the Fund has received considerable media attention from the Chase investment, it is important to distinguish between the elements of this investment that are typical for Mutual and those that are quite atypical. As a cheap stock trading at a large discount to its intrinsic value, Chase was a "bread and butter" investment for the Fund. What was unusual was the public persona of this investment and the incorrect perception that the Fund may have had some interest in taking control of Chase. The vast majority of our work is completely out of the public eye, and we know that we are investors, not managers or control players. We have positive, productive relationships with virtually all managements of companies in which we invest, and we believe that these managements respect and appreciate our involvement.

      A more typical example of Mutual's approach involves US West, a regional Bell operating company with extensive cable and cellular interests. In 1994, senior analyst Larry Sondike, who follows telecommunications companies for us, concluded that the stock market was largely ignoring the high growth, low current earning cable and cellular businesses. Over a two year period Mutual accumulated a very significant position in the stock, in the expectation that over time the market would give due credit to all the parts of US West. We also expressed our views to management concerning our perception of the values and various ways to highlight them. In November of 1995, the company announced that it would distribute to shareholders a separate share of the cable and cellular interests in an entity now called US West, Inc.-Media Group. The sum of the two pieces of US West provided close to a 60% return to the company's shareholders last year. We continue to like US West Media Group and believe the stock has significant upside from its current trading price of $21 per share.

      The growth in our trading and research personnel has provided a full pipeline of ideas that permits us to manage an increasing pool of assets with the same discipline and investment philosophy that we have always utilized. One of our senior analysts, Robert Friedman, recently moved to London, reflecting our increased focus on Europe. Rob's work is complemented by several analysts and traders based here who also spend most of their time on overseas investments. Bull markets do not make it easier for us to find good ideas, but our research and trading capabilities have never been better.

      Additionally, we have significantly increased our shareholder service personnel as well as the physical space and computer capabilities of our office facility. We believe that these changes will enable us to serve you better.

                                     Sincerely,

                                            MICHAEL F. PRICE, President

                              MUTUAL QUALIFIED FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1995


                                                     Number           Value
                                                   of Shares         (Note A)
                                                  -----------     -------------

COMMON STOCK & OTHER EQUITY INTERESTS (69.22%)
   Aerospace (2.81%)
        *Hexcel Corp. ...........................    833,907     $    8,443,308
        *Litton Industries, Inc. ................    517,400         23,024,300
         Lockheed Martin Corp. ..................    237,000         18,723,000
         Loral Corp. ............................    284,000         10,046,500
         McDonnell Douglas Corp. ................    261,000         24,012,000
                                                                  -------------
                                                                     84,249,108
                                                                  -------------

   Banking (6.99%)
         Banco Central Hispano-
           Americano, SA ........................    352,700          7,129,058
         Bay View Capital Corp. .................     96,800          2,758,800
         Chase Manhattan Corp. ..................  2,394,800        145,184,750
         Chemical Banking Corp. .................    414,000         24,322,500
        *Dime Bancorp Inc. ......................    762,800          8,867,550
         Downey Financial Corp. .................    256,725          5,615,859
        *Farmers & Mechanics Bank ...............     40,219            884,818
         First Interstate Bancorp ...............     45,900          6,265,350
        *Glendale Federal Bank, FSB .............     62,457          1,092,997
         Grove Bank for Savings .................     17,000            420,750
     (A)*Imperial Thrift & Loan Association .....    375,000          4,593,750
        *Primary Bank ...........................     23,417            295,640
        *Standard Financial, Inc. ...............     11,842            173,189
         Wells Fargo & Company ..................      9,800          2,116,800
                                                                  -------------
                                                                    209,721,811
                                                                  -------------

   Communications (2.89%)
        *Associated Group Inc., Class A .........     67,225          1,268,872
        *Associated Group Inc., Class B .........     67,225          1,277,275
         Sprint Corp. ...........................  1,349,600         53,815,300
         Telephone & Data Systems, Inc. .........    768,500         30,355,750
                                                                  -------------
                                                                     86,717,197
                                                                  -------------

   Computer & Electronic Equipment (0.18%)
         Advanced Micro Devices, Inc. ...........    266,700          4,400,550
        *NexGen, Inc. ...........................     69,700            888,675
        *Unitrode Corp., Warrants ...............      4,569             17,134
                                                                  -------------
                                                                      5,306,359
                                                                  -------------

   Conglomerates (7.18%)
         Alexander & Baldwin, Inc. ..............    143,200          3,293,600
        *Berkshire Hathaway Inc. ................        425         13,642,500
         Forvaltnings AB Ratos, B Shares ........    426,200          7,076,755
        *Griffon Corp. ..........................    175,100          1,575,900
         Harcourt General Inc. ..................     75,500          3,161,562
         Incentive AB, A Shares .................    444,800         19,383,011
         Incentive AB, B Shares .................    423,000         18,433,034
         Investor AB, A Shares ..................    934,900         30,765,767
         Investor AB, B Shares ..................  2,203,900         72,526,122
         Philips Electronics NV .................    554,000         19,982,587
         Philips Electronics NV, ADR ............    651,900         23,386,912
        *Philips Electronics NV, Warrants .......    155,000          2,419,465
                                                                  -------------
                                                                    215,647,215
                                                                  -------------

   Construction (0.47%)
         Lone Star Industries, Inc. .............     27,116            677,900
        *Manville Corp. .........................    549,081          7,206,688
        *Manville Corp., Warrants ...............    103,483            400,997
         Noland Co. .............................     17,500            315,000
         Puerto Rican Cement Co., Inc. ..........     75,900          2,514,187
        *USG Corporation ........................    103,600          3,108,000
                                                                  -------------
                                                                     14,222,772
                                                                  -------------

   Consumer Products & Services (10.56%)
         BIC SA .................................    192,900         19,578,967
         CarnaudMetalbox ........................    308,600         14,088,739
         Corning Inc. ...........................    656,600         21,011,200
         Dial Corp. .............................    735,000         21,774,375
         Fab Industries, Inc. ...................    109,800          3,499,875
         Jostens, Inc. ..........................    729,600         17,692,800
        *KinderCare Learning Centers, Inc. ......     78,464            990,608
         Pacific Dunlop Ltd. .................... 24,069,454         56,314,400
         Premark International, Inc. ............    235,900         11,942,437
         RJR Nabisco Holdings Corp. .............  2,526,683         78,011,338
        *Ranger Industries, Inc. ................     24,483              2,847
         Rothmans Inc. ..........................     76,600          6,400,410
   (A)(R)Sunbeam Corp. ..........................  4,800,554         62,227,181
        *U.S. Industries, Inc. ..................    190,300          3,496,762
                                                                  -------------
                                                                    317,031,939
                                                                  -------------

                                                     Number           Value
                                                   of Shares         (Note A)
                                                  -----------     -------------

   Entertainment & Media (3.95%)
         BHC Communications Inc. ................     36,341     $    3,434,224
        *Cablevision Systems Corp. ..............    131,100          7,112,175
         Capital Cities Co./ABC, Inc. ...........      7,500            925,312
        *Chris Craft Industries, Inc. ...........    142,116          6,146,517
         Comcast Corp., Class A .................     45,000            793,125
         Comcast Corp., Class A,
          Special Non-Voting ....................    214,200          3,895,762
        *ITT Corp. ..............................     65,500          3,471,500
        *Tele-Communications, Inc.,
          Class A, - TCI Group ..................    567,000         11,269,125
         Todd A.O. Corp., Class A ...............    191,774          1,486,248
        *United Television, Inc. ................     31,600          2,851,900
        *US West, Inc. - Media Group ............  4,068,100         77,293,900
                                                                  -------------
                                                                    118,679,788
                                                                  -------------

   Financial Services (3.95%)
         Bear Stearns Companies, Inc. ...........    347,700          6,910,537
         Capital One Financial Corp. ............    628,000         14,993,500
         Dean Witter, Discover & Co. ............    575,500         27,048,500
         Finova Group Inc. ......................    558,100         26,928,325
         First USA Inc. .........................    137,400          6,097,125
         Fund American Enterprise
          Holdings, Inc. ........................    242,976         18,101,712
         Lehman Brothers Holdings Inc. ..........    716,800         15,232,000
         Liberty Financial Companies Inc. .......    102,147          3,089,947
                                                                  -------------
                                                                    118,401,646
                                                                  -------------

   Food & Beverages (3.72%)
         Brown-Forman Corp., Class B ............    164,800          6,015,200
         Dole Food Co., Inc. ....................    149,000          5,215,000
        *FoodBrands America Inc. ................    146,016          1,752,192
         Genesee Corp., Class A .................      7,000            308,000
         Genesee Corp., Class B .................     45,341          1,995,004
         Heineken Holding NV ....................     52,000          8,504,975
         Hormel Foods Corp. .....................    246,000          6,057,750
         Lindt & Spruengli AG,
          Participation Certificate .............      4,445          6,471,057
         Lindt & Spruengli AG, Registered .......        230          3,846,620
         Nestle SA, Registered ..................      6,656          7,359,667
         Nutricia Verenigde Bedrijven NV ........    246,100         19,865,535
         Seaboard Corp. .........................     10,100          2,715,637
         Seagram Company Ltd. ...................    304,000         10,526,000
      (A)Van Melle NV ...........................    451,768         30,904,527
                                                                  -------------
                                                                    111,537,164
                                                                  -------------

   Healthcare (6.11%)
        *Beverly Enterprises, Inc. ..............    448,500          4,765,312
         Cordis Corp. ...........................     70,200          7,055,100
        *FHP International Corp. ................  1,020,200         29,075,700
        *Health Systems International, Inc. .....    300,500          9,653,562
        *Humana, Inc. ...........................    805,800         22,058,775
         Instrumentarium Group, Series A ........    131,700          3,411,682
         Instrumentarium Group, Series B ........    145,800          3,743,518
     (R)*Kendall International, Inc.,
          Residual Ownership Certificates .......        444              6,864
        *Laboratory Corp. of America ............    825,576          7,739,775
        *Laboratory Corp. of America,
          Warrants ..............................    144,863             99,593
        *Mid Atlantic Medical
          Services, Inc. ........................    721,800         17,503,650
        *Perrigo Co. ............................    519,000          6,163,125
         Pharmacia & Upjohn Inc. ................    176,000          6,820,000
        *Physician Corp. of America .............    918,500         15,614,500
        *Tenet HealthCare Corp. .................  2,270,600         47,114,950
        *Wellpoint Health Networks Inc. .........     79,200          2,544,300
                                                                  -------------
                                                                    183,370,406
                                                                  -------------

   Industrial (2.47%)
         Bayer AG ...............................     46,300         12,265,636
         CBI Industries, Inc. ...................    286,900          9,431,837
        *Crown Cork & Seal Inc. .................    133,800          5,586,150
         Greif Brothers Corp. ...................     78,800          2,117,750
         ITT Industries Inc. ....................    216,700          5,200,800
  (A)(R)*Lancer Industries, Inc., Class B .......          4             51,286
         Volvo AB, B Shares .....................  1,731,200         35,378,923
         Westinghouse Electric Corporation ......    250,000          4,125,000
                                                                  -------------
                                                                     74,157,382
                                                                  -------------

   Insurance (5.07%)
        *Alleghany Corp. ........................     81,132         16,064,136
         Allmerica Property & Casualty
          Companies, Inc. .......................    369,400          9,973,800
         Allstate Corp. .........................    352,952         14,515,151
         Argonaut Group, Inc. ...................     89,100          2,895,750
         Chubb Corp. ............................     13,500          1,306,125
         Enhance Financial Services
          Group, Inc. ...........................    291,000          7,747,875
         Financial Security Assurance
          Holdings Ltd. .........................    212,900          5,295,887
         Home Beneficial Corp., Class B .........    255,600          6,134,400

                                                     Number           Value
                                                   of Shares         (Note A)
                                                  -----------     -------------

        *ITT Hartford Group Inc. ................    265,700      $  12,853,237
         Internationale Nederlanden
          Groep NV ..............................     88,628          5,908,533
         Kansas City Life Insurance Co. .........     29,890          1,569,225
         Koelnische Rueckversicherungs AG .......      6,063          4,131,947
         Koelnische Rueckversicherungs
          AG, Junge .............................      1,100            730,528
         MBIA Inc. ..............................     13,400          1,005,000
         Old Republic International Corp. .......    524,100         18,605,550
        *Provident Companies, Inc. ..............    145,600          4,932,200
         Providian Corp. ........................    232,000          9,454,000
         Selective Insurance Group, Inc. ........    135,400          4,806,700
         Torchmark Corp. ........................    366,900         16,602,225
        *20th Century Industries ................    127,300          2,530,087
         Unitrin, Inc. ..........................    109,700          5,265,600
                                                                  -------------
                                                                    152,327,956
                                                                  -------------

   Investment Companies (0.32%)
         G.T. Chile Growth Fund Ltd. ............     83,100          3,365,550
         New Germany Fund Inc. ..................    548,000          6,370,500
                                                                  -------------
                                                                      9,736,050
                                                                  -------------

   Metals (0.27%)
         ASARCO Inc. ............................     62,000          1,984,000
        *Bayou Steel Corp. ......................    169,000            654,875
         Cyprus Amax Minerals Co. ...............     74,000          1,933,250
        *Kreisler Manufacturing Corp. ...........     17,660             83,885
         Oregon Steel Mills, Inc. ...............    124,000          1,736,000
         Pitt-Des Moines Inc. ...................     46,600          1,805,750
                                                                  -------------
                                                                      8,197,760
                                                                  -------------

   Natural Resources (2.36%)
         Amerada Hess Corp. .....................     80,000          4,240,000
        *Crown Central Petroleum Corp.,
          Class A ...............................     71,900          1,060,525
        *Crown Central Petroleum Corp.,
          Class B ...............................    228,600          3,343,275
         Helikopter Service A/S .................    273,300          3,338,495
         Imperial Oil Ltd. ......................    421,400         15,223,075
         Royal Dutch Petroleum Co. ..............     96,200         13,576,225
         Transocean Drilling AS .................  1,046,450         18,061,010
         Union Texas Petroleum
          Holdings, Inc. ........................    619,900         12,010,562
                                                                  -------------
                                                                     70,853,167
                                                                  -------------

   Printing & Publishing (2.15%)
         Belo (A.H.) Corp. ......................    174,400          6,060,400
         Daily Mail & General Trust PLC,
          Class A ...............................    949,800         17,012,583
         Daily Mail & General Trust PLC,
          Ordinary ..............................     38,500            779,161
         De Telegraaf Holding NV ................    121,453         17,069,887
         Dow Jones & Co., Inc. ..................    217,500          8,672,812
         Gannett Inc. ...........................    101,400          6,223,425
         Houghton Mifflin Co. ...................    204,900          8,810,700
                                                                  -------------
                                                                     64,628,968
                                                                  -------------

   Real Estate (3.05%)
        *Al-Zar Ltd. ............................         59             20,650
        *Alexander's Inc. .......................    134,390          9,340,105
        *Cadillac Fairview Corp. ................  1,066,639         11,531,443
        *Cadillac Fairview Corp., Warrants ......    126,360            347,308
        *Castle & Cooke Inc. ....................     49,666            831,905
        *E & J Properties Ltd., Units ...........      5,600             10,150
  (A)(R)*MSCW Investors II, L.L.C ............... 23,562,000         36,539,973
         St. Joe Paper Co. ......................     85,800          4,719,000
  (A)(R) S.H. Mortgage Acquisition L.L.C ........ 28,134,981         28,134,981
                                                                  -------------
                                                                     91,475,515
                                                                  -------------

   Retail (3.35%)
         American Stores Co. ....................    464,500         12,425,375
         CML Group, Inc. ........................    431,700          2,212,463
        *Caldor Corp. ...........................    777,600          2,527,200
         Delchamps, Inc. ........................     62,700          1,277,512
         Melville Corp. .........................    381,000         11,715,750
         Morrison Restaurants Inc. ..............    640,600          8,968,400
        *Revco D.S., Inc. .......................     90,000          2,542,500
         Sears PLC .............................. 11,800,000         19,031,429
         Sears, Roebuck & Co. ...................    676,756         26,393,484
        *Service Merchandise Co., Inc. ..........  2,007,000         10,035,000
        *The Vons Companies, Inc. ...............    123,000          3,474,750
                                                                  -------------
                                                                    100,603,863
                                                                  -------------

   Transportation (1.37%)
         Arkansas Best Corp. ....................    562,300          4,428,113
        *Canadian National Railway Co. ..........    110,000          1,650,000
         Florida East Coast
          Industries, Inc. ......................    169,700         11,582,025
        *Southern Pacific Rail Corp. ............    732,721         17,585,304
         XTRA Corp. .............................    140,200          5,958,500
                                                                  -------------
                                                                     41,203,942
                                                                  -------------

         TOTAL COMMON STOCK &
          OTHER EQUITY INTERESTS ................                 2,078,070,008
                                                                  -------------

                                                     Number
                                                   of Shares
                                                  or Principal        Value
                                                     Amount          (Note A)
                                                  -----------     -------------

   PREFERRED STOCK (2.09%)
        *Columbia Gas System, Inc.,
          Dividend Enhanced Conv. Stock .........    172,002     $    6,923,080
        *Columbia Gas System, Inc., Pfd. ........    280,847          6,915,857
        *Gentra Inc., Priority Pfd. A ...........     23,104            368,316
        *Gentra Inc., Pfd. G ....................     74,000            766,116
        *Gentra Inc., Pfd. J ....................     96,000          1,020,266
     (R)*Interlake Corp., 9.00%, Series A3
          Conv. Pfd. ............................      1,050            579,810
  (A)(R) Lancer Industries, Inc.,
           Series C Pfd. ........................    205,128         18,461,520
         Manville Corp., Cum. Pfd. B ............    258,896          6,504,762
         RJR Nabisco Holdings Corp.,
          Class C Pfd. ..........................  2,191,000         13,967,625
         Wang Laboratories, Inc.,
          11.00%, Pfd. ..........................    299,154          7,104,908
        *Wundies Industries Inc.,
          11.25%, Cum. Pfd. .....................     12,168             22,055
                                                                  -------------
                                                                     62,634,315
                                                                  -------------

   CORPORATE BONDS AND NOTES (0.61%)
         Cadillac Fairview Corp.,
          12.00%, 7/31/05  ...................CAD    131,926             90,410
        *Gentra Inc., 7.50%, 12/31/01  .......CAD  9,900,000          7,909,261
         Home Holdings Inc.,
          8.625%, 12/15/03 ......................$12,365,000          9,582,875
         Manville Corp., 9.00%, 12/31/03 ........    774,718            774,718
                                                                  -------------
                                                                     18,357,264
                                                                  -------------

   BONDS AND NOTES IN REORGANIZATION (2.77%)
        *Adams County CO, Industrial Dev.
          Auth., 9.00%, 11/01/96 ................  7,201,000            738,103
        *Ames Department Stores, Inc.,
          Trade Claims ..........................  4,002,809             40,026
        *Caldor Corp., Trade Claim ..............  8,401,001          5,040,601
        *Dow Corning Corp., Bank Debt ...........  2,850,000          2,337,000
        *Dow Corning Corp., Swap ................  5,833,333          4,725,000
        *Dow Corning Corp.,
          8.15%, 10/15/29 .......................  5,150,000          4,287,375
        *Dow Corning Corp.,
          9.30%, 1/27/98 ........................  1,835,000          1,573,513
        *Dow Corning Corp.,
          9.375%, 2/01/08 .......................    625,000            540,625
         El Paso Electric Company,
          Bank Claim ............................  2,725,000          2,888,500
         El Paso Electric Company,
          4.625%, 2/01/92 .......................  1,445,000          1,491,963
         El Paso Electric Company,
          6.75%, 5/01/98 ........................  1,500,000          1,560,000
         El Paso Funding Corp.,
          10.375% 1/02/11 .......................  1,250,000            850,000
         El Paso Electric Company,
          11.10%, 12/15/01 ...................... 12,750,000         13,642,500
         El Paso Electric Company,
          11.58%, 12/01/97 ......................  1,818,000          1,963,440
         El Paso Electric Company,
          12.02%, 12/15/99 ......................  4,250,000          4,584,688
         El Paso Electric Company,
          12.63%, 12/01/05 ...................... 18,800,000         20,492,000
         El Paso Electric Company,
          13.25%, 5/01/94 .......................  1,448,000          1,607,280
         El Paso TX Housing Finance
          Corp., 8.88%, 10/15/96 ................  3,565,000            338,675
        *Lomas Financial Corp.,
          9.75%, 10/01/97 .......................  7,500,000          3,825,000
        *Lomas Mortgage USA,
          10.25%, 10/01/02 ......................  2,450,000          1,249,500
        *Louisiana Agriculture Finance
          Authority, 8.25%, 10/01/96 ............  1,600,000            156,000
        *Louisiana Agriculture Finance
          Authority, 8.80%, 10/01/96 ............    750,000             73,125
        *Louisiana Housing Finance
          Authority, 8.61%, 8/01/96 .............  6,150,000            599,625
        *Maxicare Health Plans, Inc.,
          Bank Note .............................    124,847             48,441
        *Metallurg Inc., Bank Claim .............  6,675,644          4,205,656
        *Metallurg Inc., Bank Claim #2 ..........  2,304,362          1,088,811
        *Metallurg Inc., Trade Claim ............    642,169            115,590
        *Nebraska Investment Finance
          Auth., 8.34%, 11/01/93 ................  1,000,000             97,500
         Tiphook Finance Corp.,
          8.00%, 3/15/00 ........................  3,500,000          2,590,000
         Tiphook Finance Corp.,
          Lease Claim ....................... GBP    227,901            291,579
                                                                  -------------
                                                                     83,042,116
                                                                  -------------

                                                     Number
                                                   of Shares
                                                  or Principal        Value
                                                     Amount          (Note A)
                                                  -----------     -------------

   COMPANIES IN LIQUIDATION (0.11%)
        *Aerospace Creditors
          Liquidating Trust,
          Certificates of Beneficial Interest ...    126,677     $      435,452
        *Americana Hotels & Realty Corp. ........    143,000            464,750
        *City Investing Co.,
          Liquidating Trust .....................  1,579,485          1,480,767
        *MBO Properties Inc. ....................    120,917            302,292
        *MCorp Financial Trust,
          Claim Units ...........................     27,617            381,841
        *MCorp Trust, Claim Units ...............     27,611             80,562
     (A)*Management Assistance, Inc.,
          Liquidating Trust .....................    575,717            233,914
        *San Juan Racing Association, Inc. ......    105,800             57,132
                                                                  -------------
                                                                      3,436,710
                                                                  -------------

   UNITED STATES GOVERNMENT AND
     GOVERNMENT AGENCY OBLIGATIONS (24.70%)
    U.S. Government Agency Obligations (3.66%)
         Federal Home Loan Bank System,
           6.850%, 2/28/96 ......................$15,800,000         15,838,046
         Federal Home Loan Mortgage Corp.,
           5.170%, 3/24/97 ......................  6,000,000          5,982,936
         Federal National Mortgage Association,
           Floating Rate, 2/16/96 ............... 11,470,000         11,465,412
           6.860%, 2/28/96 ...................... 10,000,000         10,031,250
           5.830%, 6/06/96 ......................  4,600,000          4,611,160
           5.500%, 6/12/96 ......................  2,700,000          2,702,927
           5.640%, 10/02/96 ..................... 17,300,000         17,344,029
           5.410%, 12/06/96 ..................... 15,000,000         15,009,383
           5.310%, 12/11/96 .....................  7,300,000          7,302,281
           6.140%, 7/29/97 ...................... 12,500,000         12,516,650
         Tennessee Valley Authority,
           6.000%, 1/15/97 ......................  7,000,000          7,042,497
                                                                  -------------
                                                                    109,846,571
                                                                  -------------

    U.S. Treasury Notes (1.34%)
         6.875%, 10/31/96 ....................... 29,800,000         30,200,393
         7.250%, 11/30/96 ....................... 10,000,000         10,178,120
                                                                  -------------
                                                                     40,378,513
                                                                  -------------
                                                  Principal
                                                    Amount
                                                  ---------

    U.S. Government Agency Discount Notes (18.43%)
         Federal Home Loan Bank System,
           5.600%, 1/02/96 ...................... $8,200,000          8,198,723
           5.790%, 1/16/96 ......................  3,200,000          3,192,280
           5.530%, 2/12/96 ......................  5,000,000          4,967,741
           5.540%, 2/22/96 ......................  4,600,000          4,563,190
           5.420%, 3/18/96 ......................  5,600,000          5,533,763
           5.330%, 6/06/96 ...................... 10,300,000         10,061,926
         Federal Home Loan Mortgage Corp.,
           5.550%, 2/02/96 ...................... 10,000,000          9,950,667
           5.700%, 4/01/96 ......................  9,500,000          9,371,547
           5.725%, 7/25/96 ...................... 12,500,000         12,499,725
           5.730%, 7/25/96 ...................... 12,500,000         12,500,450
           6.140%, 8/01/97 ...................... 10,000,000          9,994,600
         Federal National Mortgage Association,
           5.500%, 1/09/96 ......................    700,000            699,144
           5.430%, 1/16/96 ......................  3,300,000          3,292,534
           5.530%, 2/13/96 ......................  4,300,000          4,271,597
           5.440%, 3/08/96 ......................  6,800,000          6,730,014
           5.420%, 3/12/96 ...................... 12,400,000         12,268,424
           5.420%, 3/13/96 ...................... 18,100,000         17,899,814
           5.440%, 3/13/96 ......................  4,500,000          4,450,230
           5.440%, 3/14/96 ......................  4,300,000          4,252,218
           5.420%, 4/05/96 ......................  6,800,000          6,704,718
           5.420%, 4/09/96 ...................... 10,900,000         10,735,138
           5.350%, 4/11/96 ...................... 14,500,000         14,276,251
           5.630%, 4/12/96 ......................  6,000,000          5,906,502
           5.910%, 4/12/96 ......................  1,700,000          1,673,509
           5.380%, 4/16/96 ......................  9,900,000          9,739,679
           5.360%, 4/19/96 ...................... 10,200,000         10,030,139
           5.330%, 4/22/96 ...................... 10,800,000         10,615,201
           5.740%, 5/02/96 ...................... 11,700,000         11,485,890
           5.430%, 5/03/96 ......................  2,600,000          2,552,030
           5.260%, 5/07/96 ...................... 24,100,000         23,640,895
           5.310%, 5/07/96 ......................  9,600,000          9,417,120
           5.360%, 5/08/96 ......................  1,500,000          1,471,200
           5.400%, 5/09/96 ......................  3,500,000          3,432,275
           5.250%, 5/15/96 ...................... 18,000,000         17,635,500
           5.610%, 5/17/96 ......................  5,500,000          5,386,975
           5.320%, 5/20/96 ......................  2,900,000          2,839,100
           5.575%, 5/24/96 ...................... 13,300,000         13,012,720

                                                     Number
                                                   of Shares
                                                  or Principal        Value
                                                     Amount          (Note A)
                                                  -----------     -------------

           5.320%, 6/03/96 ......................$15,800,000     $   15,435,020
           5.280%, 6/04/96 ...................... 11,800,000         11,530,736
           5.190%, 6/10/96 ...................... 32,800,000         32,022,542
           5.260%, 6/12/96 ...................... 25,000,000         24,404,600
           5.260%, 7/02/96 ......................  1,500,000          1,459,664
           5.200%, 7/05/96 ...................... 19,100,000         18,577,959
           5.190%, 7/15/96 ...................... 18,000,000         17,483,544
           5.140%, 7/26/96 ......................  8,600,000          8,343,359
           5.290%, 7/26/96 ...................... 10,500,000         10,186,659
           5.240%, 8/05/96 ...................... 19,400,000         18,783,740
           5.580%, 8/09/96 ......................  8,300,000          8,031,478
           5.160%, 8/15/96 ......................  8,000,000          7,734,160
           5.500%, 8/15/96 ......................  2,000,000          1,933,540
           5.240%, 8/30/96 ...................... 17,800,000         17,173,013
           5.220%, 9/03/96 ...................... 12,500,000         12,052,413
           5.160%, 9/19/96 ......................  6,800,000          6,537,710
           5.200%, 9/23/96 ...................... 12,200,000         11,722,236
           5.240%, 9/30/96 ......................  6,100,000          5,854,829
           5.160%, 11/18/96 .....................  6,700,000          6,382,380
           5.190%, 11/18/96 ..................... 13,000,000         12,383,722
                                                                  -------------
                                                                    553,286,733
                                                                  -------------

         U.S. Treasury Bills (1.27%)
           6.590%, 1/11/96 ......................$ 4,100,000     $    4,092,495
           5.440%, 3/07/96 ......................  4,900,000          4,856,610
           5.340%, 4/04/96 ......................  4,500,000          4,441,955
           5.350%, 4/04/96 ......................  1,200,000          1,184,521
           5.340%, 8/22/96 ......................  6,000,000          5,804,610
           5.285%, 9/19/96 ...................... 14,400,000         13,878,101
           5.290%, 9/19/96 ......................  3,900,000          3,758,652
                                                                 --------------
                                                                     38,016,944
                                                                 --------------

        TOTAL INVESTMENTS IN
         SECURITIES (99.50%) ....................                $2,987,069,174
                                                                 ==============

   SECURITIES SOLD SHORT (0.58%)
        *Disney (Walt) Co. ......................      7,500     $      442,500
        *First Bank System, Inc. ................     59,000          2,927,875
        *Pacific Telesis Group ..................    107,100          3,601,238
        *Paine Webber Group Inc. ................     34,200            684,000
        *Rite Aid Corp. .........................     40,500          1,387,125
        *Roadway Services Inc. ..................     61,000          2,981,375
        *Union Pacific Resources Group Inc. .....     40,500          5,034,400
        *United States Cellular Corp. ...........     13,000            438,750
                                                                 --------------
                                                                 $   17,497,263
                                                                 ==============

                                                       Number
                                                    of Contracts
                                                    ------------
   OPTIONS WRITTEN (0.00%)
        *First Bank System, Inc.,
          January/50/Put ........................         65     $        8,531
                                                                 ==============

*    Non-income producing securities.

(A)  Affiliated issuers.

(R)  Restricted securities.

     The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

     See notes to financial statements.

   Currency Type Abbreviations:

   Principal amount is stated in United States dollars unless otherwise noted.

      AUD   --  Australian dollar
      GBP   --  British pound
      CAD   --  Canadian dollar
      NLG   --  Dutch guilder
      FIM   --  Finnish markka
      FRF   --  French franc
      DEM   --  German Deutsche mark
      NOK   --  Norwegian krone
      ESP   --  Spanish peseta
      SEK   --  Swedish krona
      CHF   --  Swiss franc

   Distribution of investments by country:

   As a percentage of total investments in securities
      United States ..............................      79.0%
      Sweden .....................................       6.1
      Netherlands ................................       4.7
      United Kingdom .............................       2.6
      Australia ..................................       1.9
      Canada .....................................       1.9
      France .....................................       1.1
      Other (individually less than 1%) ..........       2.7
                                                       -----
      Total ......................................     100.0%
                                                       =====

                              MUTUAL QUALIFIED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995


                                                        ASSETS
Investments in Securities, at Value
     Unaffiliated Issuers (Cost $2,466,290,088) .................................   $2,805,922,042
     Controlled Affiliated Issuers (Cost $64,396,899) ...........................       64,674,954
     Non Controlled Affiliated Issuers (Cost $51,607,018) .......................      116,472,178     $2,987,069,174
                                                                                    --------------
Cash .............................................................................................          1,560,119
Receivables:

     Investment Securities Sold ..................................................................         41,968,257
     Capital Stock Subscribed ....................................................................          4,897,972
     Dividends ...................................................................................          2,991,655
     Interest ....................................................................................          2,896,224
Deposits with Brokers for Securities Sold Short ..................................................         13,009,893
                                                                                                       --------------
         TOTAL ASSETS ............................................................................      3,054,393,294
                                                                                                       --------------
                                                      LIABILITIES

Payables:

     Investment Securities Purchased .............................................................         19,830,712
     Net Payable for Foreign Currency Exchange Contracts .........................................          8,483,177
     Investment Advisory Fee .....................................................................          1,461,971
     Capital Stock Repurchased ...................................................................            710,589
     Accrued Expenses and Other Liabilities ......................................................          4,268,256
Securities Sold Short, at Value (Proceeds Receivable $16,994,391) ................................         17,497,263
Outstanding Options Written, at Value (Premium Received $8,173) ..................................              8,531
                                                                                                       --------------
         TOTAL LIABILITIES .......................................................................         52,260,499
                                                                                                       --------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ...............................................     $3,002,132,795
                                                                                                       ==============
NUMBER OF SHARES OUTSTANDING

     (Authorized-- 200,000,000 Shares, $.001 Par Value) ..........................................        100,959,394
                                                                                                       ==============
NET ASSET VALUE PER SHARE

     (Offering and Redemption Price Per Share) ...................................................            $ 29.74
                                                                                                       ==============
                                               COMPOSITION OF NET ASSETS

Paid In Capital ..................................................................................     $2,509,616,627
Distributions in Excess of Net Investment Income .................................................         (5,929,311)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions ...................        102,648,367
Net Unrealized Appreciation of Investments, Securities Sold Short and Options Written ............        404,271,939
Net Unrealized Depreciation of Foreign Currency Exchange Contracts and Dividends .................         (8,474,827)
                                                                                                       --------------
         TOTAL NET ASSETS ........................................................................     $3,002,132,795
                                                                                                       ==============



See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1995


INVESTMENT INCOME:
Income:
     Interest ......................................................................  $ 46,267,450
     Dividends-- Unaffiliated Issuers
       (Net of Foreign Withholding -- $1,117,138) ..................................    32,157,348
     Dividends -- Non Controlled Affiliated Issuers
       (Net of Foreign Withholding-- $24,655) ......................................     2,882,164
     Other Income ..................................................................     2,353,842
                                                                                      ------------
TOTAL INCOME .......................................................................                   $ 83,660,804
Expenses:
     Investment Advisory Fee .......................................................    14,607,723
     Shareholder Servicing Costs ...................................................     1,307,657
     Administrative ................................................................       720,315
     Custodian Fees ................................................................       350,920
     Registration and Filing Fees ..................................................       132,657
     Shareholder Reports ...........................................................       125,046
     Legal Fees ....................................................................        75,118
     Insurance .....................................................................        63,149
     Auditing Fees .................................................................        62,924
     Directors' Fees and Expenses ..................................................        39,148
     Miscellaneous .................................................................        43,066
                                                                                      ------------
TOTAL EXPENSES .....................................................................                     17,527,723
                                                                                                       ------------
             NET INVESTMENT INCOME .................................................                     66,133,081
                                                                                                       ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized Gain on Investments and Foreign Currency Transactions
       in Unaffiliated Issuers .....................................................                    317,162,868
     Net Realized Gain on Investments in Controlled Affiliated Issuers .............                        155,194
     Net Realized Gain on Securities Sold Short ....................................                      9,101,030
     Net Realized Gain on Options Written ..........................................                        770,070
     Change in Unrealized Appreciation/(Depreciation) of Investments,
       Securities Sold Short, Options Written and Foreign Currency Transactions ....                    156,169,968
                                                                                                       ------------
             NET GAIN ON INVESTMENTS ...............................................                    483,359,130
                                                                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................                   $549,492,211
                                                                                                       ============



See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                         Year Ended December 31,
                                                                                         -----------------------
                                                                                         1995               1994
                                                                                    --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net Investment Income .....................................................    $   66,133,081     $   31,143,270
     Net Realized Gain on Investments and Foreign Currency Transactions ........       327,189,162        133,486,286
     Change in Unrealized Appreciation/(Depreciation) of Investments ...........       156,169,968        (77,996,839)
                                                                                    --------------     --------------
         NET INCREASE IN NET ASSETS
            FROM OPERATIONS ....................................................       549,492,211         86,632,717
                                                                                    --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income .....................................................       (58,854,226)       (26,959,574)
     Net Realized Gain on Investments ..........................................      (289,682,676)       (89,375,043)
                                                                                    --------------     --------------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................      (348,536,902)      (116,334,617)
                                                                                    --------------     --------------
CAPITAL STOCK TRANSACTIONS .....................................................     1,009,236,508        310,627,877
                                                                                    --------------     --------------
NET INCREASE IN NET ASSETS .....................................................     1,210,191,817        280,925,977
NET ASSETS:
     Beginning of Year .........................................................     1,791,940,978      1,511,015,001
                                                                                    --------------     --------------
     End of Year -- Including Distributions in Excess of Net Investment
      Income of $5,929,311 and Undistributed Net Investment Income of
      $481,077, respectively ...................................................    $3,002,132,795     $1,791,940,978
                                                                                    ==============     ==============



See notes to financial statements.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995



NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Mutual Qualified Fund is a portfolio of Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Series Fund currently consists of four portfolios: Mutual Qualified Fund, Mutual Shares Fund, Mutual Beacon Fund and Mutual Discovery Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Qualified Fund (the "Fund") only.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

     Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

     Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

     Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995



     Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

     Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

     Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. During the year ended December 31, 1995, permanent book and tax differences of $13,689,243, relating to foreign currency transactions, was reclassified from distributions in excess of net investment income to accumulated net realized gains on investments and foreign currency transactions. Net investment income, net realized gain, and net assets were not affected by this change.

     Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Heine Securities Corporation (the "Adviser") as its investment adviser under an investment advisory agreement (the "Agreement"). Certain individuals who are executive officers and a director of the Fund are also executive officers and a director of the Adviser.

     For the year ended December 31, 1995, the Adviser received fees of $14,607,723 for investment management and advisory services under the Agreement. The fee was paid monthly based on average daily net assets at the annual rate of six-tenths of one percent. Administrative personnel and services were provided at approximate cost by the Adviser.

     Clearwater Securities, Inc.("Clearwater"), is a registered securities dealer which is owned by Michael F. Price. Since October 1, 1994, the Fund has executed certain security transactions with Clearwater. For the year ended December 31, 1995, the Fund paid brokerage commissions totalling $640,588 to Clearwater.

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995



     The Fund has expense offset arrangements with certain of its service providers. The impact of these arrangments on the Fund's total expenses reflected in the Statement of Operations, is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1995 aggregated $1,983,553,680 and $1,548,419,946, respectively.

     For Federal income tax purposes, the identified cost of investments at December 31, 1995 was $2,583,206,277. Net unrealized appreciation for all securities at December 31, 1995, based on Federal income tax cost, amounted to $403,862,897 consisting of aggregate gross unrealized appreciation of $460,843,191 and aggregate gross unrealized depreciation of $56,980,294.

     Transactions in options written during the year ended December 31, 1995 were as follows:

                                                    Principal
                                                    Amount or
                                                    Number of
                                                    Contracts          Premium
                                                    --------         ----------
     Options written .............................   311,456         $1,034,163
     Options expired .............................  (108,049)          (311,845)
     Options terminated in closing transactions ..  (116,157)          (579,513)
     Options exercised ...........................   (87,185)          (134,632)
                                                    --------         ----------
     Options outstanding at December 31, 1995 ....        65         $    8,173
                                                    ========         ==========

NOTE D -- RESTRICTED SECURITIES

     A summary of the restricted securities held at December 31, 1995 follows:

                                                     Acquisition
Name of Issuer                                           Date           Value
--------------                                       -----------    ------------
Common Stock & Other Equity Interests
  Kendall International, Inc., Residual
    Ownership Certificates .........................    7/06/92     $      6,864
  Lancer Industries, Inc., Class B .................    8/11/89           51,286
  MSCW Investors II, L.L.C .........................   12/27/95       36,539,973
  S.H. Mortgage Acquisition L.L.C ..................    8/17/95       28,134,981
  Sunbeam Corp. ....................................    2/23/90       62,227,181
Preferred Stock
  Interlake Corp., 9.00%, Series A3 Conv. Pfd. .....    6/17/92          579,810
  Lancer Industries, Inc., Series C Pfd. ...........    8/11/89       18,461,520
                                                                    ------------
Total restricted securities: (Cost $97,682,209)
  (4.86% of Net Assets) ............................                $146,001,615
                                                                    ============

                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


NOTE E -- INVESTMENT IN AFFILIATES*


                                          Balance of Shares                  Gross Sales Balance of Shares   Value   Dividend Income
                                             Held Dec. 31,  Gross Purchases     and        Held Dec. 31,    Dec. 31,  Jan. 1-Dec. 31
Name of Issuer:                                 1994         and Additions    Reductions      1995           1995          1995
----------------------------------------  ----------------- ---------------  ----------- --------------- ------------ --------------
Controlled Affiliates**
MSCW Investors II, L.L.C .................           0        23,562,000          --       23,562,000   $ 36,539,973          --
S. H. Mortgage Acquisition L.L.C .........           0        28,893,093       758,112     28,134,981     28,134,981          --
                                                                                                         ------------   ------------
  Total Controlled Affiliates ............                                                               $ 64,674,954   $          0
                                                                                                         ============   ============
Non Controlled Affiliates
Imperial Thrift & Loan Association .......           0        375,000             --          375,000    $  4,593,750         --
Lancer Industries, Inc., Class B .........           4           --               --                4          51,286         --
Lancer Industries, Inc.,
   Series C Pfd. .........................     205,128           --               --          205,128      18,461,520   $  2,051,280
Management Assistance, Inc.,
   Liquidating Trust .....................     575,717           --               --          575,717         233,914         --
Sunbeam Corp. (A) ........................   4,800,554           --               --        4,800,554      62,227,181        190,279
Van Melle NV .............................     443,700          8,068             --          451,768      30,904,527        640,605
                                                                                                         ------------   ------------
  Total Non Controlled Affiliates ........                                                               $116,472,178   $  2,882,164
                                                                                                         ============   ============


 * Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the outstanding voting securities.

** Issuers in which the Fund owns 25% or more of the outstanding voting securities.

(A)  Received in exchange for 17,293,514 shares of Sunbeam-Oster Equities L.P.

NOTE F -- FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1995, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:


                                                                                                     Net Unrealized
               Contracts to Deliver    In Exchange for      Settlement Date         Value      Appreciation/(Depreciation)
               --------------------    ---------------      ---------------      ------------  ---------------------------
Sales
  AUD                76,365,633         $ 57,816,421            2/05/96          $ 56,630,081           $ 1,186,340
  CAD                45,809,683           33,797,907            5/30/96            33,554,652               243,255
  CHF                27,083,953           22,944,292            3/07/96            23,622,645              (678,353)
  DEM                26,599,032           18,407,634            3/15/96            18,563,361              (155,727)
  ESP               887,627,935            7,111,264            2/16/96             7,261,503              (150,239)
  FIM                44,560,543           10,312,876            3/01/96            10,240,095                72,781
  FRF               139,151,177           28,580,766            2/28/96            28,388,125               192,641
  GBP                45,349,452           70,129,536            2/16/96            70,252,015              (122,479)
  NLG               103,821,767           64,341,821            3/06/96            64,800,637              (458,816)
  NLG                99,609,551           61,969,361            6/17/96            62,504,503              (535,142)
  NOK               130,956,750           20,610,776            3/08/96            20,656,235               (45,459)
  SEK               491,690,811           68,278,090            2/15/96            73,632,787            (5,354,697)
  SEK               481,806,594           69,737,055            4/19/96            71,805,449            (2,068,394)
  SEK               413,422,556           61,153,535            5/15/96            61,497,914              (344,379)
                                         -----------                              -----------            ----------
                                        $595,191,334                             $603,410,002           $(8,218,668)
                                         ===========                              ===========            ===========


                              MUTUAL QUALIFIED FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


                                                                                                     Net Unrealized
               Contracts to Deliver    In Exchange for      Settlement Date         Value      Appreciation/(Depreciation)
               --------------------    ---------------      ---------------      ------------  ---------------------------
Purchases
                   $ 3,065,513         CAD    4,175,200         5/30/96           $ 3,058,248              $ (7,265)
                     5,912,500         CHF    6,715,076         3/07/96             5,856,895               (55,605)
                     2,384,758         DEM    3,425,712         3/15/96             2,390,791                 6,033
                     3,155,733         FIM   13,331,760         3/01/96             3,063,663               (92,070)
                       151,581         NLG      243,242         3/06/96               151,820                   239
                     8,818,048         SEK   59,100,000         4/19/96             8,807,895               (10,153)
                    20,289,756         SEK  135,688,325         5/15/96            20,184,068              (105,688)
                    ----------                                                     ----------           -----------
                   $43,777,889                                                   $ 43,513,380              (264,509)
                    ==========                                                     ==========           -----------
                                                                                                        $(8,483,177)
                                                                                                        ===========


Currency type abbreviations are explained on page 10.

NOTE G -- CAPITAL STOCK

Transactions in capital stock were as follows:


                                                                          Year Ended December 31,
                                                         ---------------------------------------------------
                                                                 1995                                1994
                                                     ----------------------------------------------------------------
                                                       Shares           Amount             Shares          Amount
                                                       ------           ------             ------          ------
Shares sold ...................................      29,376,535     $ 885,069,058        12,215,260      $342,436,501
Shares issued in reinvestment of dividends ....      11,321,587       334,553,126         4,223,273       112,314,845
Shares redeemed ...............................      (6,936,714)     (210,385,676)       (5,209,625)     (144,123,469)
                                                     ----------   ---------------        ----------      ------------
     Net Increase .............................      33,761,408    $1,009,236,508        11,228,908      $310,627,877
                                                      =========   ===============        ==========      ============


                              MUTUAL QUALIFIED FUND
                              FINANCIAL HIGHLIGHTS



                     (Selected data for a share of capital stock outstanding throughout each year)

                                                               Year Ended December 31,
                                      -----------------------------------------------------------------------------
                                      1995    1994    1993    1992    1991    1990    1989     1988    1987    1986
                                      ----    ----    ----    ----    ----    ----    ----     ----    ----    ----
Net Asset Value,
    Beginning of Year                 $26.67  $27.00  $24.43  $21.18  $18.37  $22.21  $22.71  $19.37  $20.06  $19.15
                                      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  Income from Investment
    Operations:
  Net Investment Income ...........      .66     .43     .38     .49     .67    1.22    1.34     .84     .77     .90
  Net Gains or Losses on Securities
    (realized and unrealized)           6.33    1.10    5.12    4.27    3.18   (3.45)   1.91    4.95     .86    2.42
                                      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  Total from Investment Operations      6.99    1.53    5.50    4.76    3.85   (2.23)   3.25    5.79    1.63    3.32
                                      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  Less Distributions:
  Dividends (from net investment
    income) .......................      .65     .43     .37     .49     .67    1.23    1.36     .83     .88     .85
  Distributions (from capital gains)    3.27    1.43    2.56    1.02     .37     .38    2.39    1.62    1.44    1.56
                                      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
    Total Distributions                 3.92    1.86    2.93    1.51    1.04    1.61    3.75    2.45    2.32    2.41
                                      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
   End of Year ....................   $29.74  $26.67  $27.00  $24.43  $21.18  $18.37  $22.21  $22.71  $19.37  $20.06
                                      ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return* .....................    26.60%   5.73%  22.71%  22.70%  21.13% (10.12)% 14.44%  30.15%   7.72%  17.51%
                                      ======  ======  ======  ======  ======  ======  ======  ======  ======  ======

Ratios/Supplemental Data:
Net Assets, End of Year (millions)    $3,002  $1,792  $1,511  $1,251  $1,110  $1,075  $1,470  $1,094    $686    $561
Ratio of Expenses to
  Average Net Assets                     .72%    .73%    .78%    .82%    .87%    .89%    .70%+   .62%+   .71%    .68%
Ratio of Net Investment Income to
  Average Net Assets                    2.71%   1.91%   1.65%   2.10%   3.09%   5.40%   5.61%+  3.96%+  3.43%   4.55%
Portfolio Turnover Rate                75.59%  67.65%  56.22%  47.39%  51.99%  46.12%  73.41%  85.05%  73.50% 123.50%


* Total return includes changes in share price and reinvestment of dividends and capital gain distributions. The Fund's total return is a historical measure of past performance and is not intended to indicate future performance. Investment return and principal value will fluctuate; therefore the Fund's shares may become worth more or less than their original cost.

+ After reduction of expenses by the Investment Adviser. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .71% and 5.60% in 1989 and .69% and 3.89% in 1988.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
MUTUAL SERIES FUND INC.

   We have audited the accompanying statement of assets and liabilities of Mutual Qualified Fund, a portfolio of Mutual Series Fund Inc. ("Fund"), including the schedule of investments, as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Mutual Qualified Fund for the year ended December 31, 1986 were audited by other auditors whose report dated January 23, 1987 expressed an unqualified opinion on those financial highlights.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Qualified Fund, a portfolio of Mutual Series Fund Inc., at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the nine years in the period then ended, in conformity with generally accepted accounting principles.


                                             /s/ Ernst & Young LLP


Boston, Massachusetts
February 9, 1996

                             MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                         1-800-448-3863     201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                             Richard L. Chasse, M.D.
                                 Ann Torre Grant
                               Peter A. Langerman
                               Bruce A. MacPherson
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                          Edward J. Bradley, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                         Lily Simo, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, De. 19809